Note 8 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Income Tax Expense (Benefit), Total	$ 3,570	$ (0)	$ (0)
Current Income Tax Expense (Benefit), Total	3,570	0	0
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	48
Undistributed Earnings of Foreign Subsidiaries	161
Unrecognized Tax Benefits, Ending Balance	1,065	730	956	$ 624
Deferred Tax Assets, Unrecognized Tax Benefit	427	244
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	638	486
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense, Total	0	0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	$ 203	$ 203
Foreign Tax Authority [Member] | Australian Taxation Office [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	30.00%
Income Tax Expense (Benefit), Total	$ 0
Open Tax Year	2018 2019 2020 2021
Foreign Tax Authority [Member] | Inland Revenue, Hong Kong [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	16.50%
Income Tax Expense (Benefit), Total	$ 0
Foreign Tax Authority [Member] | State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	25.00%
Operating Loss Carryforwards, Total	$ 224
Operating Loss Carryforwards, Term (Year)	5 years
Operating Loss Carryforwards, Subject to Expiration	$ 224
Open Tax Year	2016 2017 2018 2019 2020 2021
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards, Total	$ 23,986
Operating Loss Carryforwards, Term (Year)	20 years
Open Tax Year	2018 2019 2020 2021
State and Local Jurisdiction [Member]
Open Tax Year	2018 2019 2020 2021